Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2018	2019
	(In thousands)
Cash and cash equivalents:
Cash	$1,234,596	$1,452,985

Short-term investments:
Bank time deposits	591,269	951,235

Total cash, cash equivalents and short-term investments	$1,825,865	$2,404,220